Intangible Assets (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Software [member]
Intangible Assets
Cost of Intangible Assets and Goodwill			$ 36,890,044	$ 28,495,777
Additions Intangible Assets and Goodwill			8,804,083	17,369,505
Disposals Intangible Assets and Goodwill	[1]		3,919,986	8,975,238
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated			6,940,402	6,199,731
Amortisation Disposals Intangible Assets and Goodwill	[1]	$ 2,031,095	1,308,367
Amortisation for the Period Intangible Assets and Goodwill		3,727,340	2,049,038
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill		8,636,647	6,940,402
Carrying Amount of Intangible Assets and Goodwill		33,137,494	29,949,642
Total Intangible Assets And Goodwill [member]
Intangible Assets
Cost of Intangible Assets and Goodwill			36,890,044	28,495,777
Additions Intangible Assets and Goodwill			8,804,083	17,369,505
Disposals Intangible Assets and Goodwill	[1]		3,919,986	8,975,238
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated			6,940,402	$ 6,199,731
Amortisation Disposals Intangible Assets and Goodwill	[1]	2,031,095	1,308,367
Amortisation for the Period Intangible Assets and Goodwill		3,727,340	2,049,038
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill		8,636,647	6,940,402
Carrying Amount of Intangible Assets and Goodwill		$ 33,137,494	$ 29,949,642

[1]	Includes write-off of fully depreciated items.